Consolidated balance sheet - USD ($) $ in Millions		Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Goodwill		$ 2,556	$ 727
Intangible assets		5,165	2,804
Property, plant and equipment		79,131	68,573
Investments in equity accounted units		5,436	4,837
Inventories		308	222
Deferred tax assets		3,971	4,016
Receivables and other assets		1,655	1,397
Other financial assets		1,624	1,090
Total non-current assets		99,846	83,666
Current assets
Inventories		6,831	5,860
Receivables and other assets		4,573	4,241
Tax recoverable		221	105
Other financial assets		319	419
Cash and cash equivalents		9,015	8,495
Total current assets		20,959	19,120
Total assets		120,805	102,786
Current liabilities
Borrowings		(448)	(180)
Leases		(427)	(354)
Other financial liabilities		(93)	(112)
Trade and other payables		(9,233)	(8,178)
Tax payable		(629)	(585)
Close-down, restoration and environmental provisions		(1,252)	(1,183)
Provisions for post-retirement benefits and other employment costs		(427)	(359)
Other provisions		(1,230)	(792)
Total current liabilities		(13,739)	(11,743)
Non-current liabilities
Borrowings		(21,583)	(12,262)
Leases		(1,182)	(1,059)
Other financial liabilities		(530)	(591)
Trade and other payables		(894)	(543)
Tax payable		(40)	(28)
Deferred tax liabilities		(4,091)	(2,635)
Close-down, restoration and environmental provisions		(15,278)	(14,548)
Provisions for post-retirement benefits and other employment costs		(1,149)	(1,097)
Other provisions		(352)	(315)
Total non-current liabilities		(45,099)	(33,078)
Total liabilities		(58,838)	(44,821)
Net assets		61,967	57,965
Capital and reserves
Share premium account		4,328	4,326
Other reserves		7,078	5,114
Retained earnings		43,377	42,539
Equity attributable to owners of Rio Tinto		58,203	55,246
Attributable to non-controlling interests		3,764	2,719
Total equity		61,967	57,965
Rio Tinto Plc
Capital and reserves
Share capital	[1]	207	207
Rio Tinto Limited
Capital and reserves
Share capital	[1]	$ 3,213	$ 3,060

[1]	At 30 June 2025, Rio Tinto plc had 1,254.0 million ordinary shares in issue and held by the public, and Rio Tinto Limited had 371.2 million shares in issue and held by the public. There were no cross holdings of shares between Rio Tinto Limited and Rio Tinto plc in either period presented.